Share-based Compensation Stock Incentive Plans	6 Months Ended
Jun. 30, 2023
Share-based Compensation Stock Incentive Plans
Share-based Compensation Stock Incentive Plans

Note 11.    Share-based Compensation Stock Incentive Plans

AEON 2013 Stock Incentive Plan

In 2013, the Company established its 2013 Stock Incentive Plan (the “2013 Stock Incentive Plan”) as amended from time to time, that provides for the granting of nonqualified stock options, restricted stock and stock appreciation rights to employees, members of the Board of Directors and non-employee consultants. As of December 31, 2022 and 2021, and June 30, 2023 the aggregate number of shares available for future grant under the 2013 Stock Incentive Plan was 27,884,000 shares, 27,884,000 shares and 27,884,000 shares, respectively.

The 2013 Stock Incentive Plan provides for stock options to be granted with exercise prices not less than the estimated fair value of the Company’s common stock, and incentive options to be granted to individuals owning more than 10% of the total combined voting power of all classes of stock of the Company with exercise prices not less than 110% of the estimated fair value of the

Company’s common stock on the date of grant. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with 25% vesting on the first anniversary of the date of grant and then monthly vesting after that. Stock options granted to a 10% stockholder are exercisable up to five years from the date of grant. Restricted stock awards granted generally become fully vested between one to three years.

ABP Sub Inc. 2019 Incentive Award Plan

In June 2019, ABP Sub Inc., the Company’s wholly owned subsidiary, established its 2019 Incentive Award Plan (the “2019 Incentive Award Plan”), as amended from time to time, that provides for the granting of incentive and nonqualified stock options, restricted stock units, restricted stock and stock appreciation rights to its employees, members of the Board of Directors and non-employee consultants. As of December 31, 2022 and 2021, and June 30, 2023 the aggregate number of shares available for future grant under the 2019 Incentive Award Plan was 199,328 shares, 199,328 shares, and 199,328 shares, respectively. The ABP Sub Inc. 2019 Incentive Award Plan has similar grant terms as the Company’s 2013 Stock Incentive Plan.

Share-based Award Activity

AEON 2013 Stock Incentive Plan

The following table summarizes stock option activity under the Company’s 2013 Stock Incentive Plan:

					Six months ended
	December 31				June 30, 2023
	2022		2021		(unaudited)
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding, beginning of period	10,516,525	$1.51	10,516,525	$1.51	9,694,890	1.53
Options granted	—	—	—	—	—	—
Options forfeited	(821,635)	$1.23	—	—	—	—
Outstanding, end of period	9,694,890	$1.53	10,516,525	$1.51	9,694,890	$1.53
Exercisable, end of period	9,694,890	$1.53	10,516,525	$1.51	9,694,890	$1.53

The Company did not grant any options during the years ended December 31, 2022 and 2021 and the six months ended June 30, 2023. As of December 31, 2022 and 2021, and June 30, 2023, the weighted average remaining contractual life of options outstanding and options exercisable were 2.5, 3.6, and 2.2 years, respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2022 and 2021, and June 30, 2023 were $0.3 million, $0.3 million and $0.2 million, respectively. The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying options and the estimated fair value of the Company’s common stock at December 31, 2022 and 2021, and June 30, 2023.

During the years ended December 31, 2022 and 2021, and the six months ended June 30, 2023, the Company recognized no share-based compensation expense related to stock options granted under the 2013 Stock Incentive Plan. As of December 31, 2022 and 2021, and June 30, 2023, there was no unrecognized compensation expense related to non-vested stock options.

ABP Sub Inc. 2019 Incentive Award Plan

The following table summarizes stock option activity under ABP Sub Inc.’s 2019 Incentive Award Plan:

					Six months ended
	December 31				June 30, 2023
	2022		2021		(unaudited)
		Weighted				Weighted
		Average		Weighted		Average
	Number of	Exercise	Number of	Average	Number of	Exercise
	Shares	Price	Shares	Exercise Price	Shares	Price
Outstanding, beginning of period	38,172	$986.36	27,555	$929.08	45,534	$958.75
Options granted	16,437	898.58	13,192	1,089.41	—	—
Options forfeited	9,075	965.92	2,575	901.40	303	1,021.98
Outstanding, end of period	45,534	$958.75	38,172	$986.36	45,231	$959.20
Exercisable, end of period	23,155	$958.56	13,061	$942.69	24,660	$951.97

The weighted average fair value of options granted during the years ended December 31, 2022 and 2021 was $488.02 and $598.07, respectively. During the six months ended June 30, 2023, there were no options granted. As of December 31, 2022, the weighted average remaining contractual life of options outstanding and options exercisable was 8.1 years and 7.4 years, respectively. As of December 31, 2021, the weighted average remaining contractual life of options outstanding and options exercisable was 8.6 years and 8.2 years, respectively. As of June 30, 2023, the weighted average remaining contractual life of options outstanding and options exercisable was 7.6 years and 7.2 years, respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2021 was $0.3 million and $0.1 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2022 was $0.0 million and $0.0 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable at June 30, 2023 was $0.0 million and $0.0 million, respectively. The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying options and the estimated fair value of ABP Sub Inc.’s common stock at December 31, 2022 and 2021, and June 30, 2023.

During the years ended December 31, 2022 and 2021 and six months ended June 30, 2023 and 2022, the Company recognized $5.9 million and $5.2 million, and $2.5 million and $3.2 million, respectively, of share-based compensation expense related to stock options granted with a corresponding increase in noncontrolling interest. During the three months ended June 30, 2023 and 2022, the Company recognized $1.1 million and $1.7 million, respectively, of share-based compensation expense related to stock options granted with a corresponding increase in noncontrolling interest. As of December 31, 2022 and 2021, and June 30, 2023, total unrecognized compensation expense related to nonvested stock options was $12.3 million, $10.6 million, and $6.3 million, respectively, which is expected to be recognized over the weighted-average remaining requisite service period of 24 months, 30 months, and 19 months, respectively.

During the years ended December 31, 2022 and 2021, and the six months ended June 30, 2023 and 2022, the Company recognized $0.1 million, $0.3 million, $0.0 million and $0.0 million, respectively, of compensation expense related to stock options for services completed by nonemployee consultants upon grant of the stock option award with a corresponding increase to noncontrolling interest. During the three months ended June 30, 2023 and 2022, the Company recognized $0.0 million and $0.0 million, respectively, of compensation expense related to stock options for services completed by nonemployee consultants. During the year ended December 31, 2021, upon granting stock options to the nonemployee consultants, the Company reclassed $0.9 million from other accrued expenses to non-controlling interest in the accompanying consolidated balance sheets.

Share-based Compensation Expense and Valuation Information

The Company accounts for the measurement and recognition of compensation expense for all share-based awards based on the estimated fair value of the awards. The fair value of share-based awards is amortized on a straight-line basis over the requisite service period. The Company records share-based compensation expense net of actual forfeitures.

During the years ended December 31, 2022 and 2021, and the six months ended June 30, 2023, the Company recognized share-based compensation expense of $5.9 million, $5.2 million, and $2.5 million, respectively, consisting of $4.6 million, $4.4 million, and $2.2 million in selling, general and administrative expenses, respectively, and $1.3 million, $0.8 million, and $0.3 million, respectively, in research and development expenses in the accompanying consolidated statements of operations and comprehensive loss. During the three months ended June 30, 2023 and 2022, the Company recognized share-based compensation expense of $1.1 million and $1.7 million, respectively, consisting of $1.0 million and $1.5 million in selling, general and administrative expenses, respectively, and $0.1 million and $0.2 million, respectively, in research and development expenses in the accompanying consolidated statements of operations and comprehensive loss.

The fair value of stock options under the 2019 Stock Incentive Award Plan was estimated using the following assumptions:

December 31,
	2022	2021
Expected volatility	47% – 61%	56% – 60%
Risk-free interest rate	1.87% – 3.92%	0.79% – 1.33%
Expected life (in years)	5.75 – 6.25	5.30 – 6.25
Expected dividend yield	—	—

Fair Value of the Underlying Common Stock.    Since the Company’s common stock is not traded in a public stock market exchange, the Board of Directors considers numerous factors including new business and economic developments affecting the Company and independent appraisals, when appropriate, to determine the fair value of the Company’s common stock. Independent appraisal reports were prepared using valuation techniques, such as discounted cash flow analyses, from which a discount factor for lack of marketability was applied. This determination of the fair value of the common stock was performed on a contemporaneous basis. The Board of Directors determined the Company’s common stock fair value on an as needed basis.

Expected Life.    The expected life is calculated using the simplified method as the Company does not have sufficient historical information to provide a basis for the estimate. The simplified method is based on the average of the vesting tranches and the contractual life of each grant.

Expected Volatility.    The expected volatility is estimated based on a study of selected publicly traded peer companies as the Company does not have any trading history for its common stock. The Company selected the peer group based on similarities in industry, stage of development, size and financial leverage with the Company’s principal business operations. For each grant, the Company measured historical volatility over a period equivalent to the expected life.

Risk-free Interest Rate.    The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues whose term is similar in duration to the expected life of the respective stock option.

Expected Dividend Yield.    The Company has not paid and does not anticipate paying any dividends on its common stock in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.